Significant Accounting Policies - Foreign Currency Translation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Foreign Currency Translation:
Foreign currency exchange losses	$ 0.7	$ 0.3	$ 0.5